Long-term loans (Details) - Term loan facility and revolving loan facility agreement - USD ($)	Jun. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Long-term loans
Maturity term	5 years
Aggregate commitments	$ 1,000,000,000.0
Commitment fee	0.20%
Borrowings outstanding		$ 500,000,000.0	$ 200,000,000.0
Pledge		$ 0	$ 0
LIBOR
Long-term loans
Basis points	0.85%